Condensed financial information of the parent company (unaudited) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS
Total assets	$ 15,954,533	$ 11,139,226
LIABILITIES AND EQUITY
LIABILITIES	7,823,238	7,544,671
EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 19,000,000 shares issued and outstanding as of December 31, 2020 and 2019*	19,000	19,000
Additional paid-in capital	5,852,089	5,852,089
Statutory reserves	437,549	31,778	$ 0
Retained earnings (Accumulated deficit)	1,084,383	(2,508,120)
Accumulated other comprehensive income	494,046	29,325
Total equity	7,887,067	3,424,072
Total liabilities and equity	15,954,533	11,139,226
Parent Company [Member]
OTHER ASSETS
Investment in subsidiaries	7,887,067	3,424,072
Total assets	7,887,067	3,424,072
LIABILITIES AND EQUITY
LIABILITIES
EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 19,000,000 shares issued and outstanding as of December 31, 2020 and 2019*	19,000	19,000
Additional paid-in capital	5,852,089	5,852,089
Statutory reserves	437,549	31,778
Retained earnings (Accumulated deficit)	1,084,383	(2,508,120)
Accumulated other comprehensive income	494,046	29,325
Total equity	7,887,067	3,424,072
Total liabilities and equity	$ 7,887,067	$ 3,424,072